Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of April 25, 2024 (Servicing Agreement), by and between DUKE ENERGY PROGRESS, LLC, as servicer (Servicer), and DUKE ENERGY PROGRESS SC STORM FUNDING LLC, the Servicer does hereby certify, for the September 1, 2026, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: March 1, 2026 to August 31, 2026
Payment Date: September 1, 2026
1.Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	March 2026	Collection Period	$2,205,128.78
ii.	Remittances for the	April 2026	Collection Period	1,136,512.21
iii.	Remittances for the	May 2026	Collection Period	1,068,989.17
iv..	Remittances for the	June 2026	Collection Period	998,958.50
v.	Remittances for the	July 2026	Collection Period	1,212,452.77
vi.	Remittances for the	August 2026	Collection Period	1,428,394.36

vii.	Investment Earnings on General Subaccount			49,971.10
viii.	Investment Earnings on Capital Subaccount			11,937.19
ix.	Investment Earnings on Excess Funds Subaccount			11,269.22
x.	General Subaccount Balance (sum of i through xi above)			$8,123,613.30
xi.	Excess Funds Subaccount Balance as of prior Payment Date			693,669.45
xii.	Capital Subaccount Balance as of prior Payment Date			886,825.00

2.     Outstanding Amounts as of prior Payment Date:

i.	Storm Recovery Series A	2044	Outstanding Amount	$165,821,446.23
ii.	Aggregate Outstanding Amount of all Storm Recovery Bonds			$165,821,446.23

3.     Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Storm Recovery Series A	2044	$2,780,565.37
ii.	All Storm Recovery Bonds		$2,780,565.37

	Interest
			Interest Rate	Days in Interest Period	Principal Balance	Interest Due
iii.	Storm Recovery Series A	2044	5.404%	180	$165,821,446.23	$4,480,495.48

iv.	All Storm Recovery Bonds					$4,480,495.48
					Required Level	Funding Required
v.	Capital Account				$886,825.00	$—

4.     Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

Exhibit 99.1

i.	Trustee Fees and Expenses; Indemnity Amounts				$—
ii.	Servicing Fee				44,341.26
iii.	Administration Fee				—
iv.	Operating Expenses				91,772.42

Storm Recovery Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$4,480,495.48
1.	Storm Recovery Series A	2044	$4,480,495.48	$25.26

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Storm Recovery Series A	2044	$—	$—

vii.	Semi-Annual Principal				$2,780,565.37
1.	Storm Recovery Series A	2044	$2,780,565.37	$15.68

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				—
x.	Capital Subaccount Return to Duke Energy Progress				24,158.00
xi.	Deposits to Excess Funds Subaccount				702,280.77
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$8,123,613.30

5.    Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Storm Recovery Series A	2044	$163,040,880.87
ii.	Aggregate Outstanding Amount of all Series A Bonds		$163,040,880.87
iii.	Excess Funds Subaccount Balance		1,395,950.22
iv.	Capital Subaccount Balances		886,825.00
v.	Aggregate Collection Account Balance		$2,282,775.22

6.    Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$11,269.22
ii.	Capital Subaccount	11,937.19
iii.	Total Withdrawals	$23,206.41

7.    Shortfalls in Interest and Principal Payments as of Current Payment Date:

Exhibit 99.1

i.	Semi-annual Interest
	Storm Recovery Series A	2044	$—
	Total		$—
ii.	Semi-annual Principal
	Storm Recovery Series A	2044	$—
	Total		$—

8.    Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—

9.    Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$—

Exhibit 99.1
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	August 24, 2026	DUKE ENERGY PROGRESS, LLC.
as Servicer

	By:	/s/ NICHOLAS G. SPEROS
Nicholas G. Speros
Director, EUI Accounting - Carolinas